Offerings - Offering: 1	Feb. 13, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the debt securities is being registered as may from time to time be sold at indeterminate prices. In reliance on and in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, Vertiv Holdings Co is deferring payment of all of the registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).